Capital, Reserves and Non-Controlling Interests (Details) - Schedule of fair value of the warrants	6 Months Ended
Sep. 30, 2022 $ / shares
Top of range [member]
Schedule of Fair Value of the Warrants [Abstract]
Risk-free interest rate	1.14%
Expected life of warrants	5
Volatility	80.59%
Weighted average fair value per warrant (US$) (in Dollars per share)	$ 0.37
Bottom of range [member]
Schedule of Fair Value of the Warrants [Abstract]
Risk-free interest rate	2.87%
Expected life of warrants	10
Volatility	121.32%
Weighted average fair value per warrant (US$) (in Dollars per share)	$ 1.29